Consolidated Statement of Changes in Shareholders' Equity - ARS ($) $ in Thousands	Capital Stock	Capital Adjustment	Paid in Capital	Legal Reserve	Other Reserves	Retained earnings	Other Comprehensive Income	Total shareholders' equity attributable to parent company [member]	Total Shareholders' equity attributable to non-controlling interests [member]	Total
Beginning balance at Dec. 31, 2017	$ 456,722	$ 3,079,801	$ 33,164,697	$ 152,370	$ 6,662,091	$ (1,582,686)	$ 98,157	$ 42,031,152	$ 465,561	$ 42,496,713
Distribution of retained earnings by the shareholders'
- Other reserves				38,931	4,554,572	(4,593,503)
- Dividend distribution						(687,687)		(687,687)		(687,687)
Purchase of subsidiaries' shares			(914)					(914)	(338)	(1,252)
Other movements									(376,254)	(376,254)
Net income / (loss) for the year						(6,341,497)		(6,341,497)	(59,993)	(6,401,490)
Other comprehensive (loss) income for the year							505,396	505,396	526	505,922
Ending balance at Dec. 31, 2018	456,722	3,079,801	33,163,783	191,301	11,216,663	(13,205,373)	603,553	35,506,450	29,502	35,535,952
Distribution of retained earnings by the shareholders'
- Other reserves					2,833,486	(2,833,486)
- Dividend distribution						(634,568)		(634,568)		(634,568)
Purchase of subsidiaries' shares			663					663	116	779
Net income / (loss) for the year						(2,929,201)		(2,929,201)	(2,753)	(2,931,954)
Other comprehensive (loss) income for the year							(64,940)	(64,940)	(183)	(65,123)
Ending balance at Dec. 31, 2019	456,722	3,079,801	33,164,446	191,301	14,050,149	(19,602,628)	538,613	31,878,404	26,682	31,905,086
Distribution of retained earnings by the shareholders'
Absorption of negative retained earnings			(4,417,494)	$ (191,301)	(19,316,859)	23,925,654
- Other reserves					5,796,775	(5,796,775)
- Dividend distribution					$ (530,065)			(530,065)		(530,065)
Net income / (loss) for the year						3,499,882		3,499,882	892	3,500,774
Other comprehensive (loss) income for the year							802,914	802,914	779	803,693
Ending balance at Dec. 31, 2020	$ 456,722	$ 3,079,801	$ 28,746,952			$ 2,026,133	$ 1,341,527	$ 35,651,135	$ 28,353	$ 35,679,488